----------------------
                                     RWB/WPG
                                   U.S. LARGE
                                   STOCK FUND
                             ----------------------


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999
                                  (UNAUDITED)

RWB/WPG U.S. LARGE STOCK FUND
SCHEDULE OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)



NUMBER                                                      VALUE
OF SHARES                 SECURITY                         (000'S)
---------                 --------                         -------

             COMMON STOCK (96.5%)
             BASIC MATERIALS (2.9%)
 17,900      du Pont E I De Nemours & Co. ............      $ 1,223
 11,600      Fort James Corp. ........................          439
 28,800      Kimberly-Clark Corp. ....................        1,642
 13,700      Oneok Inc. ..............................          435
 64,600      Worthington Industries ..................        1,062
                                                            -------
                                                              4,801
                                                            -------

             CONSUMER CYCLICALS (6.5%)
 16,500      Armstrong World Industries, Inc. ........          954
 28,500      Eastman Kodak Co. .......................        1,931
 46,000      Ford Motor Co. ..........................        2,596
 22,000      Gannet Inc. .............................        1,570
  8,500      Loews Corp. .............................          673
 54,000      May Department Stores Co. ...............        2,207
 12,400      Maytag Corp. ............................          864
                                                            -------
                                                             10,795
                                                            -------

             CONSUMER NON CYCLICALS (9.0%)
 37,500      Avon Products Inc. ......................        2,081
 44,800      Campbell Soup Co. .......................        2,078
 55,900      Fortune Brands Inc. .....................        2,313
 11,800      General Mills Inc. ......................          948
 42,600      Great Atlantic & Pacific Tea ............        1,440
 32,350      Heinz H J Co. ...........................        1,621
 34,700      Interstate Bakeries Corp. ...............          779
 54,500      Philip Morris Companies Inc. ............        2,190
 38,800      Sara Lee Corp. ..........................          880
 27,100      Wendy's International ...................          767
                                                            -------
                                                             15,097
                                                            -------

             CONSUMER SERVICES (5.8%)
 50,200    + General Nutrition Companies Inc. ........        1,170
 40,530      Intimate Brands Inc......................        1,920
 57,700    + King World Productions Inc. .............        2,009
 17,700    + MediaOne Group Inc. .....................        1,316
190,400    + OfficeMax Inc. ..........................        2,285
 16,900    + Sprint Corp. (PCS Group).................          965
                                                            -------
                                                              9,665
                                                            -------

             ENERGY (6.5%)
 28,000      Coastal Corp. ...........................        1,120
 37,100      Constellation Energy ....................        1,099
 76,100    # Exxon Corp. .............................        5,869
 30,800      Royal Dutch Petroleum Co. ADR ...........        1,856
 36,100      Transocean Offshore .....................          948
                                                            -------
                                                             10,892
                                                            -------

NUMBER                                                      VALUE
OF SHARES                 SECURITY                         (000'S)
---------                 --------                         -------

             FINANCE (14.7%)
 56,200      Allstate Corp.  .........................      $ 2,016
 11,700    + BankAmerica Corp.........................          858
 49,500      BankBoston Corp. ........................        2,531
 53,460      Bank One Corp. ..........................        3,184
 42,315      Bear Stearns Companies Inc.  ............        1,979
 20,400      Chase Manhattan Corp. ...................        1,767
 20,200      Countrywide Credit Industries............          864
 20,700      Federal National Mortgage Association ...        1,415
 16,900      Golden West Financial....................        1,656
 40,300      PNC Bank.................................        2,322
 13,000      SAFECO Corp..............................          574
 33,950      SLM Holding Corp. .......................        1,555
 24,500      The PMI Group Inc. ......................        1,539
 10,600      Transamerica Corp. ......................          795
 44,619      U.S. Bancorp  ...........................        1,517
                                                            -------
                                                             24,572
                                                            -------

             HEALTH CARE (11.0%)
 48,700      Abbott Laboratories......................        2,216
 15,000    + Beckman Coulter Inc. ....................          729
 90,600      Bristol-Myers Squibb Co. ................        6,382
105,600      Schering-Plough Corp. ...................        5,597
 28,300      Tenet Healthcare Corp. ..................          525
 43,600      Warner Lambert Co.  .....................        3,025
                                                            -------
                                                             18,474
                                                            -------

             INDUSTRIAL (8.2%)
 25,300      Browning Ferris Industries Inc.  ........        1,088
 13,400      Cooper Industries Inc.  .................          697
 52,500    + Cytec Industries Inc. ...................        1,673
 48,900      General Electric ........................        5,526
  7,200      Interpublic Group of Companies Inc. .....          624
 71,300    + Milacron Inc. ...........................        1,319
 14,625      Parker Hannifin Corp.  ..................          669
 30,800      Raytheon Corp. - Cl B ...................        2,168
                                                            -------
                                                             13,764
                                                            -------

             TECHNOLOGY (24.0%)
 33,600      Cadence Design Systems Inc. .............          428
104,900    + Dell Computer Corp. .....................        3,881
 37,700      First Data Corp. ........................        1,845
 43,300      GTE Corp. ...............................        3,280
 26,700      Honeywell, Inc. .........................        3,094
 72,600      Intel Corp.  ............................        4,320
 46,400      International Business
               Machines Corp.  .......................        5,997
 12,000      Lucent Technologies .....................          809
 82,800    + Microsoft Corp. .........................        7,468
 60,000    + Oracle Systems...........................        2,228
 15,457    + United Technologies Corp. ...............        1,108


                                                                          Page 1

                       See notes to financial statements



NUMBER                                                      VALUE
OF SHARES                 SECURITY                         (000'S)
---------                 --------                         -------


 33,299      US West Inc. ............................     $  1,956
 17,100    + Xilinx Inc. .............................          979
 45,400      Xerox Corp. .............................        2,681
                                                           --------
                                                             40,074
                                                           --------

             TRANSPORTATION (1.0%)
 10,400    + AMR Corp.  ..............................          710
 30,600      Burlington Northern Santa Fe.............          948
                                                           --------
                                                              1,658
                                                           --------

             UTILITIES (6.9%)
 40,700      Bell Atlantic Corp.......................        2,661
 61,200      Entergy Corp. ...........................        1,913
121,000      SBC Communications ......................        7,018
                                                           --------
                                                             11,592
                                                           --------

             TOTAL COMMON STOCKS (96.5%)
               (Cost $96,605).........................      161,384
                                                           --------

PRINCIPAL
AMOUNT
(000's)
-------

             EURODOLLAR DEPOSIT (3.3%)
                (Cost $5,596)
$ 5,596      Societe Generale Bank 5.000% Due 7/1/99..        5,596
                                                           --------

             TOTAL INVESTMENTS (99.8%)
                 (Cost $102,201)......................      166,980

             OTHER ASSETS IN EXCESS
               OF LIABILITIES (0.2%)..................          316
                                                           --------

             Total Net Assets (100.0%)................     $167,296
                                                           ========



NUMBER                                                   UNREALIZED
OF CONTRACTS                                            APPRECIATION
------------                                            ------------
             Futures Purchased
             (Aggregate Futures Amount $6,218)
     18      September S & P 500......................          382
                                                           --------

+   Non-income producing security.
#   Security segregated for futures purchased.




                       See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1999 - (UNAUDITED)


ASSETS:
Investments at value (Cost $102,200,884) ......................   $ 166,980,038
Dividends and interest receivable .............................         186,556
Receivable for variation margin ...............................         169,650
Receivable for Fund shares sold ...............................          14,800
Cash ..........................................................           3,607
                                                                  -------------
                                                                    167,354,651
                                                                  -------------

LIABILITIES:
Payable for management fee (Note 2) ...........................          22,420
Payable for shareholder servicing fee (Note 2) ................          13,274
Accrued expenses ..............................................          21,506
Other liabilities .............................................           1,382
                                                                  -------------
                                                                         58,582
                                                                  -------------

NET ASSETS ....................................................   $ 167,296,069
                                                                  =============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .........................   $      19,625
Paid-in surplus ...............................................      74,228,533
Undistributed net investment income ...........................       1,518,648
Undistributed realized gains on investments and futures .......      26,368,478
Net unrealized appreciation on investments and futures ........      65,160,785
                                                                  -------------
Net Assets applied to 19,624,879 shares of beneficial interest
        with $0.001 par value (authorized shares unlimited) ...   $ 167,296,069
                                                                  =============


UNREALIZED APPRECIATION\(DEPRECIATION)*
        Gross appreciation ....................................      65,916,620
        Gross depreciation ....................................        (755,835)
                                                                  -------------
Net unrealized appreciation ...................................      65,160,785
                                                                  =============


Net asset value, offering and redemption price per share
        as of the close of business on June 30, 1999 ..........   $        8.52
                                                                  =============

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.

                       See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1999 - (UNAUDITED)


INVESTMENT INCOME:
Dividends .........................................$  1,354,202
Interest ..........................................      53,707
Other .............................................       9,883
                                                   ------------
                                                                   $  1,417,792
EXPENSES:
Investment advisory fee (Note 2) ..................     224,306
Shareholder service fee (Note 2) ..................      86,271
Fund Accounting expense ...........................      37,684
Professional fees .................................      36,153
Custodian fees and expenses .......................      18,855
Transfer agent fee and expenses ...................      16,819
Registration fees .................................      11,026
Shareholder reports ...............................       6,840
Trustees' fees and expenses .......................       5,581
Other expenses ....................................       7,120
                                                   ------------
                                                        450,655
Less waiver of fees by adviser (Note 2) ...........     (87,153)
Less expenses paid indirectly (Note 5) ............      (1,308)
                                                   ------------
                                                                        362,194
                                                                   ------------
NET INVESTMENT INCOME .......................................         1,055,598

NET REALIZED GAIN ON INVESTMENTS AND FUTURES ................        25,686,175
NET CHANGE IN UNREALIZED APPRECIATION ON
   INVESTMENTS AND FUTURES ..................................        (8,158,662)
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $ 18,583,111
                                                                   ============




STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS         YEAR
                                                                ENDED            ENDED
                                                               6/30/99*        12/31/98
                                                               --------        --------
OPERATIONS:
Net investment income ..................................   $   1,055,598    $   2,335,250
Net realized gains on investments and futures ..........      25,686,175       30,219,004
Net change in unrealized gain on investments and futures      (8,158,662)      10,365,148
                                                           -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...      18,583,111       42,919,402
                                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .............................               0       (2,645,642)
From capital gains .....................................               0      (29,712,590)
                                                           -------------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ..............               0      (32,358,232)
                                                           -------------    -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST - (NOTE 4)
Shares sold ............................................       5,072,696       12,904,570
Dividends and Distributions reinvested .................               0       31,751,512
Shares redeemed ........................................     (43,256,006)     (81,272,035)
                                                           -------------    -------------
NET DECREASE FROM FUND SHARE TRANSACTIONS ..............     (38,183,310)     (36,615,953)
                                                           -------------    -------------

TOTAL DECREASE IN NET ASSETS ...........................     (19,600,199)     (26,054,783)

NET ASSETS BEGINNING OF PERIOD .........................     186,896,268      212,951,051
                                                           -------------    -------------
NET ASSETS END OF PERIOD (including undistributed net
        investment income of $1,518,648 and $463,050) ..   $ 167,296,069    $ 186,896,268
                                                           =============    =============

* Unaudited


                       See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)


NOTE 1 - ORGANIZATION AND ACCOUNTING POLICIES: RWB/WPG U.S. Large Stock Fund (formerly the U.S. Large Stock Fund) (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Portfolio securities listed or admitted to trading on a national securities exchange are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange on the day the valuation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices. Short-term debt securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent fair value. If other securities and assets for which market quotations are not readily available are held by the Fund, they are valued at their fair value as determined, in good faith, by the Fund's Valuation Committee as authorized by the Fund's Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid at least annually. Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. No federal income tax or excise tax provision is required. The federal income tax basis of investments approximates cost.

FUTURES: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

FINANCIAL RISKS: The Fund may enter into futures contracts to protect against adverse movements in the price of securities in the investment portfolio. Certain risks are associated with the use of futures. The predominant risk is that the movement in price of the instrument underlying the future may not correlate perfectly with the movement of the price of the asset being hedged.

USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES: The investment advisory fee is earned by Weiss, Peck & Greer, L.L.C. ("WPG"). Under the Fund's Investment Advisory agreement, the advisory fee is calculated at the following rates: 0.26% of the Fund's average daily net assets not exceeding $500 million, 0.24% in excess of $500 million up to $1 billion, 0.22% of assets in

RWB/WPG U.S. LARGE STOCK FUND
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

excess of $1 billion up to $2 billion and 0.20% in excess of $2 billion. Such fees are paid monthly. WPG has voluntarily agreed to limit the Fund's total operating expenses (excluding extraordinary expenses) to 0.42% (determined by average net assets). In September of 1998 WPG was acquired by Robeco Group N.V., a Dutch investment management firm. As required by the Investment Company Act of 1940, the Fund's advisory agreement was renewed through a proxy statement.

Reinhardt Werba Bowen Advisory Services ("RWB") receives an asset allocation fee up to 2% annually of assets from shareholders (not a Fund expense) participating in their Strategic Asset Money Management program. RWB receives a fee from the Fund for shareholder servicing functions provided, equal to 0.10% of daily average net assets. Certain transactions and service charges may also be imposed by institutions serving as financial intermediaries in the purchase and custody of Fund shares held. No part of these fees is received by the Fund or the Adviser. In August 1998 RWB was acquired by Assante Capital Management Inc. RWB will continue to carry out shareholder servicing functions.

Certain officers and Trustees of the Fund are "affiliated persons", as defined in the Act, of WPG.

NOTE 3 - SECURITIES TRANSACTIONS: During the six months ended June 30, 1998, sales proceeds and cost of securities purchased (other than short-term investments and options written), amounted to $61,592,103 and $18,193,193, respectively. Brokerage commissions on the above transactions amounted to $59,775. Of this amount, $59,255 was received by WPG. These amounts do not include profits earned in connection with the execution of principal transactions, none of which were received by WPG.

NOTE 4 - TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST: Transactions in the Fund's Shares of Beneficial Interest were as follows (000's omitted):

 Six Months
Year Ended Ended June 30, December 31, 1999 1998

Shares sold ............................     653     1,580
Dividends and distributions
        reinvested .....................       0     4,239
Shares redeemed ........................  (5,522)   (9,990)
                                         -------    ------
Net decrease ...........................  (4,869)   (4,171)
                                         =======    ======

Note 5 - The Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended June 30, 1999, the Fund's custodian fees amounted to $18,855 of which $1,308 was offset by such credits. The Fund could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

RWB/WPG U.S. LARGE STOCK FUND
FINANCIAL HIGHLIGHTS


                                                  Six Months      Year           Year          Year           Year           Year
                                                    Ended        Ended          Ended         Ended          Ended           Ended
                                                   6/30/99      12/31/98      12/31/97      12/31/96       12/31/95        12/31/94
                                                   -------      --------      --------      --------       --------        --------

Per Share Data:
  Net Asset Value at Beginning of Year ..........   $   7.63      $   7.43      $   6.65      $   6.39      $   5.05      $   5.16

          Net Investment Income .................       0.06          0.14          0.12          0.13          0.13          0.14
          Net Realized and Unrealized Gain/(Loss)
                  on Investments ................       0.83          1.65          1.93          1.12          1.58         (0.14)
  Total Income from Operations ..................       0.89          1.79          2.05          1.25          1.71          0.00

          Dividends from Net Investment Income ..       0.00         (0.13)        (0.11)        (0.12)        (0.13)        (0.11)
          Distributions from Capital Gains ......       0.00         (1.46)        (1.16)        (0.87)        (0.24)         0.00
  Total Distributions ...........................       0.00         (1.59)        (1.27)        (0.99)        (0.37)        (0.11)

  Net Asset Value End of Period .................   $   8.52      $   7.63      $   7.43      $   6.65      $   6.39      $   5.05


Total return ...................................      11.66%        24.51%        30.83%        19.33%        33.81%         0.06%
Net assets at end of period (000's) ............   $167,296      $186,896      $212,951      $200,226      $174,161      $106,850

Ratios:
  Ratio of Expenses to Average
          Net Assets (a) ........................       0.42%*        0.42%         0.51%         0.59%         0.69%         0.75%
  Ratio of Net Income to Average
          Net Assets (a) ........................       1.22%*        1.21%         1.46%         1.86%         2.26%         2.65%
  Portfolio Turnover Rate .......................       21.3%*        24.2%         54.2%         59.6%         27.1%         36.2%



     *       Annualized
(a) The Advisor agreed not to impose its full fee from inception through June 30, 1999. Had the Advisor not so agreed, the ratio of expenses and net investment income to average net assets would have been 0.79% and 2.61% for the year ended 12/31/94, 0.74% and 2.21% for the year ended 12/31/95, 0.62%
     and 1.83% for the year ended 12/31/96, 0.53% and 1.44% for the year ended 12/31/97, 0.53% and 1.10% for the year ended 12/31/98, and 0.52% and 1.12%
     for the six months ended 6/30/99, respectively. The custody fee credit had an effect of less than 0.01% per share on the above ratios.




                       See notes to financial statements                  Page 7

RWB/WPG U.S. LARGE STOCK FUND
TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 1999 - (UNAUDITED)



                                                         Average Annual Return
                                                         ---------------------
                                          Six
                                         Months   Year        Five      Since
                                         Ended    Ended      Years   Inception*
                                         -----    -----      -----   ----------

RWB/WPG U.S. LARGE STOCK FUND           11.66%     17.91%     24.85%    20.22%

S & P 500 INDEX                         12.22%     22.71%     27.93%    22.99%

 * Inception of the Fund was June 8, 1993.

Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The results of the Fund and the S & P 500 Stock Index (the "S & P 500") assume the reinvestment of all capital gain distributions and income dividends. The Fund's past performance is not indicative of future performance and should be considered in light of its investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S & P 500 is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The S & P 500 represents an unmanaged group of securities.


Page 8                    See notes to financial statements

                                     RWB/WPG
                             U.S. LARGE STOCK FUND
                             REINHARDT WERBA BOWEN
                              1190 SARATOGA AVENUE
                                   SUITE 200
                               SAN JOSE, CA 95129
                            (800) 366-7266 EXT. 124


TRUSTEES
Raymond R. Herrmann, Jr.*                    William B. Ross*
Lawrence J. Israel*                          Robert A. Straniere*
Graham E. Jones*                             Alan B. Werba
Paul Meek*
*Member of Audit Committee

OFFICERS
Roger J. Weiss, President, Chairman and Trustee
Ronald M. Hoffner, Executive Vice President and Treasurer
Daniel Cardell, Vice President
Joseph J. Reardon, Vice President and Secretary
Steven M. Pires, Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA 02109

DIVIDEND DISBURSING AND TRANSFER AGENT
First Data Investor Services Group
4400 Computer Drive
Westboro, MA 01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA 02109